Quarterly Report
June 30, 2021
MFS®  Blended Research®
Core Equity Fund
UNE-Q3

Portfolio of Investments
6/30/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.6%
Aerospace & Defense – 1.2%
Huntington Ingalls Industries, Inc.	14,330	$3,020,048
Northrop Grumman Corp.	30,035	10,915,620
		$13,935,668
Apparel Manufacturers – 0.2%
NIKE, Inc., “B”	12,905	$1,993,693
Automotive – 1.4%
Lear Corp.	68,027	$11,923,773
Tesla, Inc. (a)	6,645	4,516,606
		$16,440,379
Biotechnology – 1.5%
Biogen, Inc. (a)	16,294	$5,642,123
Gilead Sciences, Inc.	61,143	4,210,307
Incyte Corp. (a)	14,844	1,248,826
Vertex Pharmaceuticals, Inc. (a)	30,194	6,088,016
		$17,189,272
Broadcasting – 0.1%
Discovery Communications, Inc., “A” (a)(l)	50,271	$1,542,314
Brokerage & Asset Managers – 0.2%
Jefferies Financial Group, Inc.	86,478	$2,957,548
Business Services – 4.8%
Accenture PLC, “A”	65,138	$19,202,031
Amdocs Ltd.	172,887	13,374,539
Fiserv, Inc. (a)	8,729	933,043
Global Payments, Inc.	5,767	1,081,543
PayPal Holdings, Inc. (a)	76,990	22,441,045
		$57,032,201
Cable TV – 2.2%
Charter Communications, Inc., “A” (a)	21,109	$15,229,088
Comcast Corp., “A”	186,835	10,653,332
		$25,882,420
Chemicals – 1.0%
Eastman Chemical Co.	100,260	$11,705,355
Computer Software – 9.4%
Adobe Systems, Inc. (a)	39,816	$23,317,842
Atlassian Corp. PLC, “A” (a)	8,907	2,287,852
Cadence Design Systems, Inc. (a)	6,099	834,465
Microsoft Corp.	311,534	84,394,561
		$110,834,720
Computer Software - Systems – 6.8%
Apple, Inc.	447,805	$61,331,373
HP, Inc.	396,004	11,955,360
ServiceNow, Inc. (a)	13,596	7,471,682
		$80,758,415

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 1.5%
D.R. Horton, Inc.	139,289	$12,587,547
Sherwin-Williams Co.	8,956	2,440,062
Toll Brothers, Inc.	43,626	2,522,019
		$17,549,628
Consumer Products – 2.2%
Colgate-Palmolive Co.	178,280	$14,503,078
Kimberly-Clark Corp.	86,370	11,554,579
		$26,057,657
Electrical Equipment – 0.5%
Johnson Controls International PLC	18,132	$1,244,399
TE Connectivity Ltd.	38,551	5,212,481
		$6,456,880
Electronics – 5.7%
Applied Materials, Inc.	173,341	$24,683,758
Intel Corp.	349,055	19,595,948
NVIDIA Corp.	1,518	1,214,552
NXP Semiconductors N.V.	6,754	1,389,433
Texas Instruments, Inc.	107,188	20,612,252
		$67,495,943
Energy - Independent – 1.5%
ConocoPhillips	97,911	$5,962,780
EOG Resources, Inc.	35,721	2,980,560
Valero Energy Corp.	120,363	9,397,943
		$18,341,283
Engineering - Construction – 0.4%
Quanta Services, Inc.	45,804	$4,148,468
Food & Beverages – 2.1%
General Mills, Inc.	51,624	$3,145,450
J.M. Smucker Co.	30,822	3,993,607
Mondelez International, Inc.	144,417	9,017,397
PepsiCo, Inc.	61,199	9,067,856
		$25,224,310
Food & Drug Stores – 1.3%
Wal-Mart Stores, Inc.	107,753	$15,195,328
Forest & Paper Products – 0.7%
Weyerhaeuser Co., REIT	230,860	$7,946,201
Gaming & Lodging – 0.2%
Marriott International, Inc., “A” (a)	19,745	$2,695,587
Health Maintenance Organizations – 1.2%
Cigna Corp.	16,812	$3,985,621
Humana, Inc.	20,380	9,022,633
UnitedHealth Group, Inc.	2,715	1,087,195
		$14,095,449
Insurance – 2.7%
Berkshire Hathaway, Inc., “B” (a)	18,145	$5,042,858
Everest Re Group Ltd.	39,757	10,019,162
MetLife, Inc.	267,423	16,005,266

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – continued
Reinsurance Group of America, Inc.	9,466	$1,079,124
		$32,146,410
Internet – 8.0%
Alphabet, Inc., “A” (a)	12,647	$30,881,318
Alphabet, Inc., “C” (a)	13,764	34,496,988
Facebook, Inc., “A” (a)	82,842	28,804,992
		$94,183,298
Leisure & Toys – 0.8%
Brunswick Corp.	32,487	$3,236,355
Electronic Arts, Inc.	36,714	5,280,574
Mattel, Inc. (a)	49,087	986,649
		$9,503,578
Machinery & Tools – 3.3%
AGCO Corp.	86,319	$11,254,271
Dover Corp.	7,734	1,164,741
Eaton Corp. PLC	141,751	21,004,663
PACCAR, Inc.	30,653	2,735,780
Regal Beloit Corp.	23,505	3,138,153
		$39,297,608
Major Banks – 4.5%
Bank of America Corp.	275,830	$11,372,471
Goldman Sachs Group, Inc.	52,911	20,081,312
JPMorgan Chase & Co.	120,098	18,680,043
PNC Financial Services Group, Inc.	7,255	1,383,964
State Street Corp.	17,548	1,443,849
		$52,961,639
Medical & Health Technology & Services – 2.9%
HCA Healthcare, Inc.	74,346	$15,370,292
Laboratory Corp. of America Holdings (a)	28,216	7,783,384
McKesson Corp.	59,030	11,288,897
		$34,442,573
Medical Equipment – 2.9%
Abbott Laboratories	31,167	$3,613,190
Boston Scientific Corp. (a)	47,479	2,030,202
Danaher Corp.	14,279	3,831,912
Medtronic PLC	127,220	15,791,819
Thermo Fisher Scientific, Inc.	17,355	8,755,077
		$34,022,200
Natural Gas - Pipeline – 0.8%
Cheniere Energy, Inc. (a)	10,983	$952,665
ONEOK, Inc.	150,276	8,361,357
		$9,314,022
Oil Services – 0.1%
NOV, Inc. (a)	84,003	$1,286,926
Other Banks & Diversified Financials – 3.2%
American Express Co.	11,018	$1,820,504
Citigroup, Inc.	213,716	15,120,407
Mastercard, Inc., “A”	10,632	3,881,637
Moody's Corp.	2,333	845,409
SLM Corp.	229,897	4,814,043

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
Synchrony Financial	174,107	$8,447,672
Visa, Inc., “A”	9,352	2,186,685
Zions Bancorp NA	19,912	1,052,548
		$38,168,905
Pharmaceuticals – 5.2%
Eli Lilly & Co.	67,965	$15,599,327
Johnson & Johnson	173,442	28,572,835
Merck & Co., Inc.	219,159	17,043,995
Organon & Co. (a)	21,915	663,148
		$61,879,305
Pollution Control – 0.3%
Republic Services, Inc.	27,277	$3,000,743
Railroad & Shipping – 1.9%
CSX Corp.	282,759	$9,070,909
Kansas City Southern Co.	47,628	13,496,346
		$22,567,255
Real Estate – 3.0%
Extra Space Storage, Inc., REIT	91,032	$14,912,862
Omega Healthcare Investors, Inc., REIT	140,309	5,091,814
Spirit Realty Capital, Inc., REIT	76,786	3,673,442
Starwood Property Trust, Inc., REIT	184,153	4,819,284
STORE Capital Corp., REIT	205,346	7,086,491
		$35,583,893
Restaurants – 1.3%
Starbucks Corp.	105,123	$11,753,803
Texas Roadhouse, Inc.	36,408	3,502,449
		$15,256,252
Specialty Chemicals – 1.1%
Corteva, Inc.	118,320	$5,247,492
DuPont de Nemours, Inc.	27,063	2,094,947
Linde PLC	18,298	5,289,952
		$12,632,391
Specialty Stores – 7.1%
Amazon.com, Inc. (a)	16,820	$57,863,491
AutoZone, Inc. (a)	2,308	3,444,044
Home Depot, Inc.	60,128	19,174,218
Ross Stores, Inc.	30,142	3,737,608
		$84,219,361
Telecommunications - Wireless – 0.5%
T-Mobile USA, Inc. (a)	42,744	$6,190,614
Tobacco – 0.9%
Altria Group, Inc.	148,777	$7,093,687
Philip Morris International, Inc.	41,786	4,141,411
		$11,235,098

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 1.0%
J.B. Hunt Transport Services, Inc.	24,644	$4,015,740
Knight-Swift Transportation Holdings, Inc.	26,234	1,192,598
United Parcel Service, Inc., “B”	29,687	6,174,005
		$11,382,343
Utilities - Electric Power – 2.0%
CenterPoint Energy, Inc.	201,789	$4,947,866
Edison International	68,158	3,940,896
Exelon Corp.	191,153	8,469,989
NRG Energy, Inc.	62,817	2,531,525
PG&E Corp. (a)	170,321	1,732,165
Sempra Energy	14,517	1,923,212
		$23,545,653
Total Common Stocks		$1,178,298,786
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 0.02% (v)	4,587,229	$4,587,229
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.02% (j)	293,198	$293,198

Other Assets, Less Liabilities – 0.0%		177,126
Net Assets – 100.0%		$1,183,356,339
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,587,229 and $1,178,591,984, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
6/30/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$1,178,298,786	$—	$—	$1,178,298,786
Mutual Funds	4,880,427	—	—	4,880,427
Total	$1,183,179,213	$—	$—	$1,183,179,213
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,529,266	$135,154,521	$135,096,558	$—	$—	$4,587,229

Supplemental Information (unaudited) – continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$4,455	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.